Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	€ 70,793	€ 68,005
Additions	8,490	9,067
Depreciation	(7,199)	(7,308)
Net (impairments) reversals	207	86
Disposals	(1,448)
Write-off	239	289	€ 678
Currency translation differences	(7,025)	1,886
Reclassification to discontinued operations and assets held for sale		(11)
Other changes	(421)	(643)
Net book amount at the end of the year	63,158	70,793	68,005
Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	197,272
Net book amount at the end of the year	183,777	197,272
Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	126,479
Net book amount at the end of the year	120,619	126,479
Provisions for depreciation and impairments	120,619	126,479
Land [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	448	510
Additions	2	1
Net (impairments) reversals	(5)	(64)
Disposals	(12)
Currency translation differences	(2)	1
Reclassification to discontinued operations and assets held for sale		(8)
Other changes	47	8
Net book amount at the end of the year	478	448	510
Land [Member] | Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	537
Net book amount at the end of the year	571	537
Land [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions for depreciation and impairments	93	89
Buildings [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	810	818
Additions	20	22
Depreciation	(71)	(66)
Net (impairments) reversals	(5)	(3)
Disposals	(3)
Currency translation differences	(3)	1
Reclassification to discontinued operations and assets held for sale		(2)
Other changes	87	40
Net book amount at the end of the year	835	810	818
Buildings [Member] | Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	3,416
Net book amount at the end of the year	3,490	3,416
Buildings [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions for depreciation and impairments	2,655	2,606
Plant And Machinery [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	50,270	40,667
Additions	153	204
Depreciation	(6,996)	(7,087)
Net (impairments) reversals	436	345
Disposals	3
Write-off	(3)	(198)
Currency translation differences	(5,272)	1,329
Reclassification to discontinued operations and assets held for sale		(1)
Other changes	10,571	15,011
Net book amount at the end of the year	49,162	50,270	40,667
Plant And Machinery [Member] | Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	167,007
Net book amount at the end of the year	160,751	167,007
Plant And Machinery [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions for depreciation and impairments	111,589	116,737
Industrial and commercial equipment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	300	326
Additions	27	32
Depreciation	(63)	(66)
Net (impairments) reversals	(1)	(1)
Write-off	(2)	(2)
Currency translation differences	(8)
Other changes	(17)	11
Net book amount at the end of the year	236	300	326
Industrial and commercial equipment [Member] | Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	1,415
Net book amount at the end of the year	1,264	1,415
Industrial and commercial equipment [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions for depreciation and impairments	1,028	1,115
Other Property Plant And Equipment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	309	403
Additions	52	42
Depreciation	(69)	(89)
Net (impairments) reversals	(5)	(17)
Disposals	(6)
Currency translation differences	(18)	4
Other changes	(2)	(34)
Net book amount at the end of the year	261	309	403
Other Property Plant And Equipment [Member] | Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	2,160
Net book amount at the end of the year	1,954	2,160
Other Property Plant And Equipment [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions for depreciation and impairments	1,693	1,851
Tangible assets in progress and advances [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	18,656	25,281
Additions	8,236	8,766
Net (impairments) reversals	(213)	(174)
Disposals	(1,430)
Write-off	(234)	(89)
Currency translation differences	(1,722)	551
Other changes	(11,107)	(15,679)
Net book amount at the end of the year	12,186	18,656	€ 25,281
Tangible assets in progress and advances [Member] | Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Book amount at the beginning of the year	22,737
Net book amount at the end of the year	15,747	22,737
Tangible assets in progress and advances [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions for depreciation and impairments	€ 3,561	€ 4,081